Income Taxes (Schedule of Characterization of Distributions Paid to Stockholders) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class A shares [Member]
Income Taxes [Line Items]
Ordinary dividends (as a percent)	41.38%	36.49%	34.23%
Nontaxable distributions (as a percent)	58.62%	63.51%	65.77%
Total (as a percent)	100.00%	100.00%	100.00%
Class I shares [Member]
Income Taxes [Line Items]
Ordinary dividends (as a percent)	41.38%	36.49%	0.00%
Nontaxable distributions (as a percent)	58.62%	63.51%	0.00%
Total (as a percent)	100.00%	100.00%	0.00%
Class T shares [Member]
Income Taxes [Line Items]
Ordinary dividends (as a percent)	33.01%	25.93%	23.07%
Nontaxable distributions (as a percent)	66.99%	74.07%	76.93%
Total (as a percent)	100.00%	100.00%	100.00%
Class T2 shares [Member]
Income Taxes [Line Items]
Ordinary dividends (as a percent)	33.01%	0.00%	0.00%
Nontaxable distributions (as a percent)	66.99%	0.00%	0.00%
Total (as a percent)	100.00%	0.00%	0.00%